[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Thai Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
THAI INVESTMENT PLAN (97.3%)
THAI COMMON STOCKS (97.0%)
(Unless Otherwise Noted)
Beverages (1.0%)
Serm Suk PCL		2,252,600	$1,588
Building Products (0.8%)
Dynasty Ceramic PCL		2,335,500	962
Capital Markets (0.7%)
Kim Eng Securities Thailand PCL		1,132,600	828
Chemicals (1.4%)
Aromatics Thailand PCL		1,692,600	1,588
Commercial Banks (18.5%)
Bangkok Bank PCL		2,578,650	6,597
Kasikornbank PCL		3,857,000	5,873
Krung Thai Bank PCL		14,158,300	3,656
Siam Commercial Bank PCL		4,152,600	5,210
			21,336
Construction & Engineering (7.9%)
CH. Karnchang PCL		3,587,300	1,136
Italian-Thai Development PCL		23,874,400	5,700
Sino Thai Engineering & Construction PCL		7,588,900	2,330
			9,166
Construction Materials (11.3%)
Siam Cement PCL		2,292,000	13,067
Consumer Finance (0.8%)
Krungthai Card PCL		1,723,100	873
Diversified Telecommunication Services (1.6%)
True Corp. PCL	(a)	9,698,000	1,855
Electric Utilities (0.9%)
Electricity Generating PCL		568,900	1,019
Food & Staples Retailing (1.4%)
Siam Makro PCL		1,087,600	1,669
Insurance (0.9%)
Bangkok Insurance PCL		175,435	1,060
Media (0.8%)
TIV PLC	(a)(b)	2,973,500	869
Multiline Retail (1.5%)
Big C Supercenter PCL		2,605,700	1,778
Oil & Gas (21.0%)
Banpu PCL		1,053,700	4,107
PTT Exploration & Production PCL		309,400	3,528
PTT PCL		2,581,300	15,345
Thai Oil PCL		715,700	1,308
			24,288
Real Estate (8.5%)
Asian Property Development PCL		26,301,300	2,320
Golden Land Property PCL	(a)	4,922,500	881
Lalin Property PCL		11,919,300	1,452
Land & Houses PCL		18,749,000	3,883
MBK PCL		937,800	1,085
Quality House PCL		6,852,000	209
			9,830
Textiles, Apparel & Luxury Goods (1.4%)
Thai Rung Textile Co., Ltd.	(a)(b)(c)	958	—	@
Thai Wacoal PCL		2,042,130	1,654
			1,654
Transportation Infrastructure (1.5%)
Thoresen Thai Agencies PCL		1,995,300	1,677
Wireless Telecommunication Services (15.1%)
Advanced Info Service PCL		4,664,400	12,273
Shin Corp. PCL		5,148,500	5,143
			17,416
TOTAL THAI COMMON STOCKS (Cost $78,740)			112,060

1

		No. of	Value
		Warrants	(000)
WARRANTS (0.3%)
Real Estate (0.0%)
Quality House PCL, expiring 9/11/08	(a)	1,370,400	11
Construction & Engineering (0.3%)
Sino Thai Engineering & Construction PCL, expiring 4/18/08	(a)	1,973,983	262
TOTAL WARRANTS (Cost $ @—)			273

		No. of
		Rights
RIGHTS (0.0%)
Diversified Telecommunication Services (0.0%)
True Corp. PCL, expiring 3/28/10 (Cost $@—)	(a)(b)	721,421	—	@
TOTAL THAI INVESTMENT PLAN (97.3%) (Cost $78,740)			112,333

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (0.5%)
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $599 (Cost $599)	(d)	$599	599
TOTAL INVESTMENTS+(97.8%) (Cost $79,339)			112,932
OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)			2,557
NET ASSETS (100%)			$115,489

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value — At September 30, 2005, the Fund held $869,000 of fair valued securities, representing 0.8% of net assets.

(c)                                  Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At September 30, 2005, this security had a market value of $0, representing 0.0% of net assets.

(d)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $79,339,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $33,593,000 of which $41,319,000 related to appreciated securities and $7,726,000 related to depreciated securities.

@                                    Face Amount/Value is less than $500.

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005